SHAREHOLDERS' EQUITY (Schedule of Restricted Share Activity) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Outstanding at beginning of year			19,579
Granted
Vested			(19,579)
Outstanding as of December 31,